Related Party Balances and Transactions - Schedule of Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from related parties	¥ 280	¥ 10,546
Due to related parties	465
Cunjun Ma [Member]
Related Party Transaction [Line Items]
Due from related parties		1,850
Due to related parties	465
Shareholders [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 280	¥ 8,696